Exhibit 99.1

World Omni Auto Receivables Trust 2014-A
Monthly Servicer Certificate
April 30, 2016

Dates Covered
Collections Period	04/01/16 - 04/30/16
Interest Accrual Period	04/15/16 - 05/15/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/16	327,451,366.84	21,734
Yield Supplement Overcollateralization Amount at 03/31/16	5,247,354.63	0
Receivables Balance at 03/31/16	332,698,721.47	21,734
Principal Payments	14,158,223.48	444
Defaulted Receivables	583,867.76	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/16	4,897,833.86	0
Pool Balance at 04/30/16	313,058,796.37	21,259

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	35.78%

Prepayment ABS Speed	1.34%

Overcollateralization Target Amount	14,087,645.84
Actual Overcollateralization	14,087,645.84

Weighted Average APR	3.57%
Weighted Average APR, Yield Adjusted	4.61%
Weighted Average Remaining Term	40.87

Delinquent Receivables:
Past Due 31-60 days	4,949,745.05	279
Past Due 61-90 days	982,861.99	61
Past Due 91-120 days	127,863.11	15
Past Due 121 + days	0.00	0
Total	6,060,470.15	355

Total 31+ Delinquent as % Ending Pool Balance	1.94%

Recoveries	325,589.12

Aggregate Net Losses/(Gains) - April 2016	258,278.64

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	0.93%
Prior Period Net Loss Ratio	1.26%
Second Prior Period Net Loss Ratio	0.88%
Third Prior Period Net Loss Ratio	1.22%
Four Month Average	1.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.14%

Flow of Funds	$ Amount

Collections	15,480,574.92
Advances	(1,870.33)
Investment Earnings on Cash Accounts	3,642.23
Servicing Fee	(277,248.93)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	15,205,097.89

Distributions of Available Funds
(1) Class A Interest	281,326.91
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	13,744,904.80
(7) Distribution to Certificateholders	1,152,151.18
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	15,205,097.89

Servicing Fee	277,248.93
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 04/15/16	312,716,055.33
Principal Paid	13,744,904.80
Note Balance @ 05/16/16	298,971,150.53

Class A-1
Note Balance @ 04/15/16	0.00
Principal Paid	0.00
Note Balance @ 05/16/16	0.00
Note Factor @ 05/16/16	0.0000000%

Class A-2
Note Balance @ 04/15/16	0.00
Principal Paid	0.00
Note Balance @ 05/16/16	0.00
Note Factor @ 05/16/16	0.0000000%

Class A-3
Note Balance @ 04/15/16	192,566,055.33
Principal Paid	13,744,904.80
Note Balance @ 05/16/16	178,821,150.53
Note Factor @ 05/16/16	69.5802142%

Class A-4
Note Balance @ 04/15/16	102,340,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	102,340,000.00
Note Factor @ 05/16/16	100.0000000%

Class B
Note Balance @ 04/15/16	17,810,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	17,810,000.00
Note Factor @ 05/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	308,041.91
Total Principal Paid	13,744,904.80
Total Paid	14,052,946.71

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	150,843.41
Principal Paid	13,744,904.80
Total Paid to A-3 Holders	13,895,748.21

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3627650
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.1866629
Total Distribution Amount	16.5494279

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5869393
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.4821198
Total A-3 Distribution Amount	54.0690591

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/16	46,998.06
Balance as of 04/30/16	45,127.73
Change	(1,870.33)

Reserve Account
Balance as of 04/15/16	2,171,744.40
Investment Earnings	446.24
Investment Earnings Paid	(446.24)
Deposit/(Withdrawal)	-
Balance as of 05/16/16	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40